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             MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
                              c/o Morgan Stanley Trust
                      Harborside Financial Center, Plaza Two
                           Jersey City, New Jersey 07311




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley California Tax-Free Daily Income Trust
     File No. 811-5554

Dear Sir or Madam:

   We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on February 26, 2002. The Prospectus contains the audited financial statements of Morgan Stanley California Tax-Free Daily Income Trust for the fiscal year ended December 31, 2001. The Annual Report is hereby incorporated by reference.



                                         Very truly yours,
                                     /s/ A Thomas Smith
                                         --------------
                                         A. Thomas Smith
                                         Vice President